Form N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3


1. Investment Company Act file Number 811-09935
   Date of Notification:  February 21, 2003

2. Exact name of investment company as specified in registration statement:

                        BMO PARTNERS FUND, L.P.

3. Address of principal executive office:

                        360 MADISON AVENUE, 20TH FLOOR
                        NEW YORK, NEW YORK 10017-7111

4. Check one of the following:

   A.    /x/        The notification pertains to a periodic repurchase offer
                    under paragraph (b) of Rule 23c-3.

   B.    / /        The notification pertains to a discretionary repurchase
                    offer under paragraph (c) of Rule 23c-3.

   C.    / /        The notification pertains to a periodic repurchase offer
                    under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



By:    /s/ Dan I. Abrams
      --------------------------------------
       Dan I. Abrams
       Chief Financial Officer and Treasurer